Common Stock and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Summary of Long-Term Incentive Plans

Information regarding the Company’s Long-Term Incentive plans is summarized below:

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2013	2,812,482	$5.15
Granted	2,602,973	4.77
Vested	(1,636,373)	5.00
Forfeited	(370,727)	5.02

Nonvested at December 31, 2013	3,408,355	$4.97